Right-of-use assets and lease liabilities - Right-Of-Use Assets per Category (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Right-of-use assets operating lease category [Line Items]
Right-of-use assets	€ 341.0	€ 387.2
Properties
Right-of-use assets operating lease category [Line Items]
Right-of-use assets	296.6	333.7
Cars
Right-of-use assets operating lease category [Line Items]
Right-of-use assets	9.4	7.6
Warehouses
Right-of-use assets operating lease category [Line Items]
Right-of-use assets	29.6	42.6
Other
Right-of-use assets operating lease category [Line Items]
Right-of-use assets	€ 5.4	€ 3.3